Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Income tax at U.S. statutory rate	$ (8,866)	$ (11,643)
State taxes, net of federal benefits	375	(2,109)
Foreign Tax Effects	263	90
Changes in Tax Laws or Rates	0	0
Effect of Cross-Border Tax Laws	316	116
Tax credits	0	0
Change in valuation allowance	6,036	11,314
Stock-based compensation	1,965	1,972
Officer's Compensation	519	264
Other	21	415
Other adjustments	114	(87)
Provision for income taxes	$ 743	$ 332
Percentage
Income tax at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefits	(0.90%)	3.80%
Foreign Tax Effects	(0.60%)	(0.20%)
Changes in Tax Laws or Rates	0.00%	0.00%
Effect of Cross-Border Tax Laws	(0.70%)	(0.20%)
Tax credits	0.00%	0.00%
Change in valuation allowance	(14.30%)	(20.40%)
Stock-based compensation	(4.70%)	(3.60%)
Officer's Compensation	(1.20%)	(0.50%)
Other	0.00%	(0.70%)
Other adjustments	(0.30%)	0.20%
Income tax provision effective rate	(1.70%)	(0.60%)